Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2017
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Fair Value Changes on Derivatives Designated under Fair Value Hedge Accounting

Statement of profit or loss – Valuation results and net trading income

Fair value changes on derivatives designated under fair value hedge accounting
	2017	2016
Change in fair value of derivatives	–184	–170
Change in fair value of assets and liabilities (hedged items)	91	244

Net accounting ineffectiveness recognised in the Statement of profit or loss	–93	74

Fair Values of Outstanding Derivatives Designated Under Cash Flow Hedge Accounting

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under fair value hedge accounting
	2017	2016[1]
Positive fair values outstanding (Non-trading derivative assets)	542	787
Negative fair values outstanding (Non-trading derivative liabilities)	–317	–672

	225	115

[1]	Comparative figures have been adjusted to conform to the current year presentation

Cash Flow Hedge Reserve

Statement of changes in equity – Cash flow hedge reserve

Cash flow hedge reserve
	2017	2016
Effective portion of fair value changes on derivatives under cash flow hedges, after tax	–514	111
Cash flow hedge reserve as at 31 December, gross	335	1,015
Cash flow hedge reserve as at 31 December, after deferred tax	263	777

Fair Values of Outstanding Derivatives Designated Under Cash Flow Hedge Accounting

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under cash flow hedge accounting
	2017	2016
Positive fair values outstanding (Non-trading derivative assets)	617	438
Negative fair values outstanding (Non-trading derivative liabilities)	–339	–671

	278	–233

Net Interest Income on Cash Flow Hedge Derivatives

Statement of profit or loss – Net interest income

Net interest income on cash flow hedge derivatives
	2017	2016
Interest income on cash flow hedge derivatives	2,454	2,654
Interest expense on cash flow hedge derivatives	–1,968	–2,181

	486	473

Net Interest Income on Cash Flow Hedge Derivatives

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under net investment hedge accounting
	2017	2016
Positive fair values outstanding (Non-trading derivative assets)	29	73
Negative fair values outstanding (Non-trading derivative liabilities)	–71	–33

	–42	40